ACCOUNTS RECEIVEABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVEABLE, NET
ACCOUNTS RECEIVEABLE, NET

2. ACCOUNTS RECEIVEABLE, NET

The following is a reconciliation of the changes in our allowance for doubtful accounts during fiscal 2021 and 2020:

	Year ended December 31,
	2021	2020
Beginning allowance for doubtful accounts	$1,113	$1,345
Provision	(188)	177
Write-offs	(280)	(409)
Ending allowance for doubtful accounts	$645	$1,113